Transactions with Related Parties, Advances for Asset Acquisition to Related Party (Details) $ in Thousands						12 Months Ended
	Apr. 11, 2025 USD ($) Director	Nov. 25, 2024 USD ($)	Jul. 12, 2024 USD ($)	Jun. 14, 2024 USD ($)	May 08, 2017 Director	Dec. 31, 2024 Director
Transactions with Related Parties [Abstract]
Number of independent directors | Director					3	3
Subsequent Event [Member]
Transactions with Related Parties [Abstract]
Number of independent directors | Director	3
Newbuilding Yacht [Member] | Subsequent Event [Member]
Transactions with Related Parties [Abstract]
Consideration	$ 27,000
New Yacht consideration settled on the Closing Date	$ 9,346
Period after receipt of net cash proceeds	5 days
Percentage of net cash proceeds	100.00%
Evangelos J. Pistiolis [Member] | M/Y Para Bellvm [Member]
Transactions with Related Parties [Abstract]
Percentage ownership		100.00%		100.00%
Term of No-Shop Clause						1 month
Consideration paid for No-Shop LOI				$ 1,000
Consideration			$ 20,000
Evangelos J. Pistiolis [Member] | Newbuilding Yacht [Member]
Transactions with Related Parties [Abstract]
Consideration paid for No-Shop LOI		$ 4,000
Evangelos J. Pistiolis [Member] | Newbuilding Yacht [Member] | Subsequent Event [Member]
Transactions with Related Parties [Abstract]
Consideration	$ 27,000
Payment of remaining balance	$ 5,346
Roman Explorer Inc. [Member] | Newbuilding Yacht [Member] | Subsequent Event [Member]
Transactions with Related Parties [Abstract]
Percentage ownership	100.00%